GENERAL	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1:-	GENERAL

a.	Corporate information:

IM Cannabis Corp. (the "Company" or "IMCC) is listed for trading on the Canadian Securities Exchange (“CSE”) and, commencing from March 1, 2021, on NASDAQ under the ticker symbol “IMCC”. IMCC’s main office is located in Kibbutz Glil-Yam, Israel.

In Israel, IMCC operates in the field of medical cannabis, through Focus Medical Herbs Ltd. ("Focus"), which held a cultivation license to breed, grow and supply medical cannabis products in Israel under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency ("IMCA") until July 2022. In July 2022 Focus closed its cultivation facility and received an IMCA license which allows it to import cannabis products and proceed with its supply activity. All of its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the "Dangerous Drugs Ordinance"), and the related regulations issued by IMCA.See Note 1c.

During 2021, IMCC also entered into the field of retail medical cannabis and other pharma products in Israel through the acquisition of several pharmacies and trade houses, including the pharmacies of Revoly Trading and Marketing Ltd. ("Vironna"), R.A. Yarok Pharm Ltd. and Oranim Plus Pharm Ltd. ("Oranim"), and the trade houses of Panaxia and Rosen High Way Ltd.

In Europe, IMCC operates through Adjupharm GmbH ("Adjupharm"),, a German-based subsidiary acquired by IMC Holdings Ltd. ("IMC Holdings") on March 15, 2019. Adjupharm is an EU-GMP certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import/export capability with requisite permits.

In Canada, IMCC operates through Trichome JWC Acquisition Corp. (“TJAC”) d/b/a JWC and MYM, both Canadian federally licensed producers of cannabis products in the adult-use recreational cannabis market in Canada.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

The Company, its subsidiaries and Focus (collectively: the "Group"), operate in geographical reporting segments (Note 10). The majority of the Group’s revenues are generated from sales of medical cannabis products to customers in Israel and recreational cannabis products in Canada. The remaining revenues are generated from sales of medical cannabis, as well as other products, to customers in Germany.

These financial statements have been prepared in a condensed format as of June 30, 2022, and for the six and three months then ended (the "interim condensed consolidated financial statements"). These financial statements should be read in conjunction with the Company's annual financial statements as of December 31, 2021, and for the year then ended and accompanying notes (the "annual consolidated financial statements").

Liquidity and capital resources

As of June 30, 2022, the Company's cash position (cash and cash equivalents) totaled $5,861 and the Company's working capital (current assets less current liabilities) amounted to $9,757. In the six months ended June 30, 2022, the Company had an operating loss of ($30,207) and negative cash flows from operating activities of ($10,930). The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures, including cost saving plans and restructuring actions taken in 2022 (see Note 1c).

The Company is planning to finance its operations from its existing and future working capital resources and to continue to evaluate additional sources of capital and financing.

However, there is no assurance that additional capital and or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required. Accordingly, the Company’s board of directors approved a cost saving plan, to be implemented if needed, in whole or in part, at its discretion, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consist of cost reduction due to efficiencies and synergies, which include mainly the following steps: reduction in payroll and headcount, reduction in compensation paid to key management personnel, operational efficiencies and reduced capital expenditures. The Company and the board of directors believe that its existing financial resources and its operating plans, including the effects of the costs saving plan, will be adequate to satisfy its expected liquidity requirements for a period of at least twelve months from the end of the reporting period.

During 2021, TJAC and certain MYM subsidiaries entered into a revolving credit facility (the “Facility”) with a private Canadian creditor. The Facility is guaranteed by Trichome Financial Corp. Advances from the Facility is used for working capital needs. The Facility had a total commitment of up to $10,000 and has a one-year term, renewable upon mutual agreement by the parties for up to two additional periods of 180 days. During April 2022, the Company completed an amendment to increase the availability under the existing revolving credit facility to $15,000 and the term of the Revolving Credit Facility was extended to May 2023. The borrowing base available for draw at any time throughout the Facility is a function of the trade receivable and inventory balances at the time of drawdown. The Facility bears interest at the higher of 9.75% and the Toronto Dominion Bank Prime Rate plus 7.30% per annum. As of June 30, 2022 ,the Company withdrew from the facility $12,107.

In January 2022, Focus entered into a revolving credit facility with an Israeli bank, Bank Mizrahi (the “Mizrahi Facility”). The Mizrahi Facility is guaranteed by Focus assets. Advances from the Mizrahi Facility will be used for working capital needs. The Mizrahi Facility has a total commitment of up to NIS 15,000 thousand (approximately $6,000) and has a one-year term for on-going needs and 6 months term for imports and purchases needs. The Mizrahi Facility is renewable upon mutual agreement by the parties. The borrowing base available for draw at any time throughout the Mizrahi Facility and is subject to several covenants to be measured on a quarterly basis (the “Mizrahi Facility Covenants”). The Mizrahi Facility bears interest at the Israeli Prime interest rate plus 1.5% (approximately 4.25%) per annum. As of June 30, 2022, the Company met the Mizrahi Facility Covenants and withdrew $5,525.

b.	Approval of Interim Condensed Consolidated Financial Statements:

These interim condensed consolidated financial statements of the Company were authorized for issue by the board of directors on August 14, 2022.

c.	Strategic Developments:

1.
On April 30, 2021, the Company announced that its wholly-owned Israeli subsidiary, IMC Holdings, signed a definitive agreement (the "Panaxia Agreement") with Panaxia Pharmaceutical Industries Israel Ltd. and Panaxia Logistics Ltd. (collectively "Panaxia") (the "Panaxia Transaction"). Pursuant to the Panaxia Agreement, IMC Holdings will acquire Panaxia’s trading house license and in-house pharmacy activities, certain distribution assets and an option to purchase a pharmacy with licenses to sell medical cannabis to patients, for an aggregate purchase price of NIS 18,700 thousand (approximately $7,000), comprised of NIS 7,600 thousand (approximately $2,800) in cash and NIS 11,100 thousand (approximately $4,200) in Common Shares. As of June 30, 2022, the accrued purchased consideration with respect to Panaxia transaction amounted to $358. See Note 3.

2.

On July 28, 2021, IMC Holdings entered into a definitive agreement to acquire all of the issued and outstanding share of R.A. Yarok Pharm Ltd., Rosen High Way Ltd. and High Way Shinua Ltd. (collectively "Pharm Yarok Group"). The aggregate consideration for the Pharm Yarok Group acquisition comprised of NIS 11,900 thousand (approximately $4,600), of which NIS 3,500 thousand (approximately $1,300) in Common Shares which were issued on March 14, 2022, as a settlement of the remained purchase consideration liability.

3.

On August 16, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the outstanding ordinary shares of "Vironna" for a total consideration of NIS 8,500 thousand (approximately $3,300), of which NIS 5,000 thousand (approximately $1,900) in cash and NIS 3,500 thousand (approximately $1,400) is in Common Shares which were issued on March 14, 2022. As of June 30, 2022, the accrued consideration payable to Vironna's former shareholder amounts to $462.

4.

On December 1, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the rights in Oranim for an aggregate consideration of approximately NIS 11,900 thousand (approximately $4,900), comprised of NIS 5,200 thousand (approximately $2,100) paid in cash upon signing, NIS 5,200 thousand (approximately $2,100) which will be paid in cash on the first quarter of 2023 and NIS 1,500 thousand (approximately $700) paid in 251,001 Common Shares. As of June 30, 2022, the Company issued the Common Shares, paid NIS 5,200 thousand (approximately $2,100) and the accrued consideration payable to Oranim's former shareholder amounts to $1,921.

5.

On April 6, 2022, Focus announced its decision, from March 30, 2022, to close the Sde Avraham cultivation farm in Israel, therefore, the Company recorded restructuring expenses related to impairment of property, plant and equipment, biological assets and right of use asset and liabilities, in the total amount of $4,383.

6.
On June 30, 2022, the Company announced on its decision to dispose one of its facilities in Canada (“Sublime”), therefore the Company recorded restructuring expenses related to impairment of property, plant and equipment, and right of use assets and write-off of abandoned biological assets in the total amount of $4,779.

d.	Definitions:

In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries and Focus

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

NIS	-	New Israeli Shekel

USD or US$	-	United States Dollar

EURO or €	-	Euro